Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 16,459.22
Total Fee Amount	16,459.22
Total Transaction Valuation	119,183,374.15
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A